Income Taxes - Components of Income Tax Expenses (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Previously unrecognized tax benefits from tax loss carryforwards and deductible temporary differences		¥ 55	¥ 105	¥ 489
Deferred tax benefit from the reversal of previously written-down deferred tax assets		¥ 68	¥ 105	¥ 541
Statutory income tax rate		31.70%	31.70%	33.50%
Amendments to the Japanese tax regulations enacted into law [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Statutory income tax rate	31.50%
Korea [Member] | Subsidiaries [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Additional tax charge		¥ 2,215